TAXATION (Tables)	12 Months Ended
Dec. 31, 2015
TAXATION [Abstract]
Composition of Income (loss) before Provision for Income Tax
	For the year ended December 31,
	2013	2014	2015
	US$	US$	US$
Income/(Loss) from foreign entities*	(8,723)	(112,056)	(20,975)
Income from PRC entities	8,507	38,962	29,701
Income/(Loss) before income tax expenses	(216)	(73,094)	8,726

*	Foreign income before provision for income taxes is defined as income generated from operations located outside of the PRC including HK and Taiwan.

Current and Deferred Portions of Income Tax Expense
	For the year ended December 31,
	2013	2014	2015
	US$	US$	US$
Current income tax expense	(3,857)	(5,560)	(12,045)
Deferred tax	2,740	42	2,802

Income tax expense	(1,117)	(5,518)	(9,243)

Income tax expense of foreign entities	(353)	(412)	(239)
Income tax expense of PRC entities	(764)	(5,106)	(9,004)

Effective Income Tax Rate Reconciliation
	For the Years Ended December 31,
	2013	2014	2015
Statutory EIT rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holidays	(10,745.4)%	(13.6)%	17.7%
Effect of tax-exempt for parent company incorporated in Cayman Islands	7,202.0%	37.5%	(76.7)%
Effect of change in valuation allowance	739.4%	5.4%	(3.3)%
Foreign withholding tax expense*	64.6%	0.2%	(1.6)%
Effect of permanent difference from US entity using cost-plus method	1221.4%	0.4%	(2.3)%
Effect of permanent difference from taxable capital gain due to business acquisition under common control	1815.3%	—	—
Other permanent book-tax differences	252.0%	2.7%	(14.7)%
Effective income tax rate	524.3%	7.6%	(105.9)%

*
According to the American Depositary Receipt (“ADR”) arrangements between the Company and Deutsche Bank Trust (“DB”) in February 2011, the Company will have the right to receive series of reimbursements after the closing of Initial Public Offering (“IPO”) over the five-year term as a return of using DB's services. Total fixed monetary reimbursements over the terms of this arrangement amounted to US$2,300. Total reimbursements are recognized evenly over the contract term in other income. The Company bears the 30% US tax on this US source income, which was withheld by Deutsche Bank upon payments.

Summary of Effects of Income Tax Expense Exemption and Reduction
	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$
Tax holiday effect	(23,210)	(9,975)	(1,549)
Per share effect, basic	(0.085)	(0.025)	(0.003)
Per share effect, diluted	(0.085)	(0.025)	(0.003)

Deferred Income Tax
	December 31,
	2014	2015
	US$	US$
Deferred income tax assets, current
Accruals	654	804
Accrued payroll	1,399	—
Other differences	839	1,839
Total current deferred income tax assets	2,892	2,643
Less: Valuation allowance	(1,604)	(1,697)
Net current deferred income tax assets*	1,288	946

Deferred income tax assets, non-current
Investment	832	423
Net operating loss carry forwards	5,426	5,796
Other differences	173	—
Total non-current deferred income tax assets	6,431	6,219
Less: Valuation allowance, non-current	(6,264)	(5,251)
Net non-current deferred income tax assets	167	968

Deferred income tax liabilities, non-current
Intangible assets from business combination	6,931	4,678
Unrealized investment income	2,228	2,301
Total non-current deferred income tax liabilities	9,159	6,979

*
Deferred income tax assets are evaluated on the basis of each operating entity. For any entities which are not to be expected to generate enough taxable income in the future, the Group took full allowance against the net deferred tax assets. For entities in profit in the year of 2015, the Group assesses the likelihood that the Group will recover the deferred tax assets from future taxable income. The total current deferred income tax assets were resulted from deductible advertising expenses, bad debt provision, and accruals. The total non-current deferred income tax assets were resulted from long-term investment impairment and net operating losses.

Movement of Valuation Allowance
	December 31,
	2014	2015
	US$	US$
Balance at beginning of the year	4,444	7,868
Current year addition	4,396	869
Current year reversal	(972)	(1,789)

Balance at end of the year	7,868	6,948